Leases - Schedule of Components of Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease expense:
Amortization of right-of-use-assets	$ 8,492	$ 13,729
Interest on lease liabilities	3,343	4,872
Total finance lease expense	11,835	18,601
Operating lease expense	293	220
Short-term lease expense	34,526	39,765
Total lease expense	46,654	58,586
Other information:
Operating cash flows used for finance leases	(3,343)	(4,872)
Operating cash flows used for operating leases	(318)	(222)
Financing cash flows used for finance leases	$ (14,005)	$ (17,106)
Weighted-average remaining lease term - finance leases	1 year 7 months 9 days	1 year 11 months 15 days
Weighted-average remaining lease term - operating leases	2 years 3 months 25 days	2 years 3 months
Weighted-average discount rate - finance leases	17.90%	17.00%
Weighted-average discount rate - operating leases	16.60%	15.00%